Share-based payments - Cash settled, Marikana (Details) - Fair value (loss)/gain on cash-settled share-based payment obligations (Rustenburg and Marikana B-BBEE transactions) - Marikana - R / oz	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based payments
Long-term PGM (4E) basket price	27,404	26,380	28,656
Minimum
Share-based payments
Life-of-mine	15 years	17 years	17 years
Maximum
Share-based payments
Life-of-mine	45 years	45 years	47 years
South Africa
Share-based payments
Real discount rate — South Africa	12.40%	15.70%
Inflation rate — South Africa	3.50%	5.00%	6.00%
South Africa | Minimum
Share-based payments
Real discount rate — South Africa			15.70%
South Africa | Maximum
Share-based payments
Real discount rate — South Africa			15.80%